SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2015
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Schedule of Selected Statements of Income Data
	Year ended December 31,
	2013	2014	2015

Financial expenses:

Interest on long-term debt	$(36)	$(79)	$(67)
Interest on short-term and long-term bank credit and bank charges	(370)	(414)	(314)

	(406)	(493)	(381)
Financial income:

Interest on short-term and long-term bank deposits	337	141	54
Foreign exchange derivative instruments	39	-	-
Foreign exchange gains, net	89	2,331	969

	465	2,472	1,023

	$59	$1,979	$642